Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 944,520	$ 846,385
Foreign Exchange Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forward contracts, Assets	9,176	2,225
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	161,059	229,425
Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	298,968	138,956
Restricted cash	19,980	17,085
Investments	312,762	258,308
Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	142,575	200,386
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	161,059	229,425
Fair Value, Inputs, Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	161,059	229,425
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	783,461	616,960
Fair Value, Inputs, Level 2 | Foreign Exchange Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forward contracts, Assets	9,176	2,225
Fair Value, Inputs, Level 2 | Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	298,968	138,956
Restricted cash	19,980	17,085
Investments	312,762	258,308
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 142,575	$ 200,386